Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	$ 61,295	$ 73,813
Additions	8,448	8,777
Remeasurements of index-linked freight contracts	53	(369)
Depreciation for the year	(4,967)	(6,503)
Impairments for the year	(73)	(515)
Disposals	(8)	(25)
Divestment and demerger of subsidiaries and operations		(13,391)
Transfers and other movements	(606)	(492)
At the end of the financial year	71,818	61,295
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	121,130
At the end of the financial year	135,346	121,130
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(59,835)
At the end of the financial year	(63,528)	(59,835)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	8,079	8,072
Additions	194	41
Depreciation for the year	(586)	(663)
Impairments for the year		(14)
Disposals	(2)	(3)
Divestment and demerger of subsidiaries and operations		(448)
Transfers and other movements	367	1,094
At the end of the financial year	8,140	8,079
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	14,823
At the end of the financial year	15,258	14,823
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(6,744)
At the end of the financial year	(7,118)	(6,744)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	35,500	44,682
Additions	1,024	1,935
Remeasurements of index-linked freight contracts	53	(369)
Depreciation for the year	(4,156)	(5,564)
Impairments for the year	(73)	(499)
Disposals	(6)	(22)
Divestment and demerger of subsidiaries and operations		(8,007)
Transfers and other movements	2,056	3,344
At the end of the financial year	36,654	35,500
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	81,218
At the end of the financial year	85,394	81,218
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(45,718)
At the end of the financial year	(48,740)	(45,718)
Other mineral assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	8,494	8,941
Additions	842	792
Depreciation for the year	(225)	(276)
Impairments for the year		(2)
Divestment and demerger of subsidiaries and operations		(545)
Transfers and other movements	(419)	(416)
At the end of the financial year	13,304	8,494
Other mineral assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	14,353
At the end of the financial year	19,420	14,353
Other mineral assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(5,859)
At the end of the financial year	(6,116)	(5,859)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	9,031	10,432
Additions	6,332	5,872
Divestment and demerger of subsidiaries and operations		(3,549)
Transfers and other movements	(2,602)	(3,724)
At the end of the financial year	13,481	9,031
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	9,755
At the end of the financial year	14,245	9,755
Assets under construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(724)
At the end of the financial year	(764)	(724)
Exploration and evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	191	1,686
Additions	56	137
Divestment and demerger of subsidiaries and operations		(842)
Transfers and other movements	(8)	(790)
At the end of the financial year	239	191
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	981
At the end of the financial year	1,029	981
Exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(790)
At the end of the financial year	(790)	$ (790)
OZ Minerals Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries & operations	7,676
OZ Minerals Limited [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries & operations	88
OZ Minerals Limited [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries & operations	2,256
OZ Minerals Limited [member] | Other mineral assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries & operations	4,612
OZ Minerals Limited [member] | Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of subsidiaries & operations	$ 720